FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:	12/31/2017

Is this a transition report?	N

Is this an amendment to a previous filing?	N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: RETIREMENT PLAN SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
	B.	File Number: 811-08762
	C.	Telephone Number: 303-737-3000

2.	A.	Street: 8515 EAST ORCHARD ROAD
	B.	City: GREENWOOD VILLAGE
	C.	State: COLORADO
	D.	Zip Code: 80111
	E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small a business investment company (SBIC)? (If yes, complete only 89-110)	N

6.	Is Registrant a unit investment trust (UIT)? (If yes, complete only 111 through 133)	Y

111.		A.
B.
C.

112.

113.

114.		A.
B.
C.

115.		A.
B.

116.		A.
B.

117.		A.
B.
C.
D.

		E.

118.

119.

120.

121.

122.

123.	$7,344

124.

125.

126.

127.	A.
	B.
	C.
	D.
	E.
	F.
	G.
	H.
	I.
	J.	1 $38,368 $0
	K.
	L.	1 $38,368 $0

128.

131.	$34

132.

133.	None

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

    City of:      Greenwood Village               State of:     Colorado     Date:       March 1, 2018

Name of Registrant, Depositor, or Trustee:

RETIREMENT PLAN SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

By:	/s/ Cara Owen	Witness	/s/ Karyn Green
	Cara Owen		Karyn Green
	Senior Counsel		Paralegal